Debt - Cash Convertible Notes due 2023 and 2024 (Details) - Cash Convertible Notes			12 Months Ended
	Nov. 13, 2018 USD ($)	Sep. 13, 2017 USD ($)	Dec. 31, 2022 tradingDay	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Threshold trading days | tradingDay			20
Consecutive trading days | tradingDay			30
Threshold percentage of stock price trigger			130.00%
Threshold percentage of average daily volume-weighted average trading price of common stock			25.00%
Cash settlement amount period			50 days
Redemption price percentage			100.00%
Percentage of principal amount outstanding			20.00%
Cash Convertible Notes due 2023
Debt Instrument [Line Items]
Convertible debt		$ 400,000,000
Proceeds from issuance of debt		$ 365,600,000
Threshold business period			10 days
Term of debt instrument		6 years
Effective interest rate					3.997%
Debt issuance cost		$ 6,200,000
Cash Convertible Notes due 2023 | Call Options
Debt Instrument [Line Items]
Derivative liability fair value		$ 74,500,000
2024 Notes
Debt Instrument [Line Items]
Convertible debt	$ 500,000,000
Proceeds from issuance of debt	$ 468,900,000
Threshold business period			10 days
Term of debt instrument	6 years
Effective interest rate				4.782%
Debt issuance cost	$ 5,700,000
2024 Notes | Call Options
Debt Instrument [Line Items]
Derivative liability fair value	$ 98,500,000